TRANSAMERICA FUNDS

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Transamerica Mid Cap Growth

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

The following replaces the information in the Retail and Class I2 Prospectuses and Summary Prospectuses relating to Quantum Capital Management under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:
Quantum Capital Management

Portfolio Managers:
Howard Aschwald, CFA, Portfolio Manager since 2013
Timothy Chatard, CFA, Portfolio Manager since 2014

The following replaces the information in the Prospectuses relating to Quantum Capital Management under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Howard Aschwald, CFA	Quantum Capital Management	Portfolio Manager of the fund since 2013; Co- Founder, Chief Investment Officer & Director of Research with Quantum Capital Management since 1996
Timothy Chatard, CFA	Quantum Capital Management	Portfolio Manager of the fund since 2014; Employed with Quantum Capital Management since 2013 as part of the investment research team responsible for equity analysis in several economic sectors. Prior to joining Quantum Capital Management, he was an analyst at Morgan Stanley from 1991 to 1994; Portfolio Manager at Franklin Templeton Group from 1996 to 1999; Portfolio Manager at Sterling Johnston Capital Management from 1999 to 2009; and Portfolio Manager at Tano Capital from 2010 to 2013

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Transamerica Mid Cap Value

Supplement to the Currently Effective Prospectus and Summary Prospectus

The following information will supplement and supersede any contrary information contained in the Class I2 Prospectus and Summary Prospectus concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES: The fund’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index1 and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.5 billion to $29.8 billion. The fund will normally only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The fund may also invest up to 15% of its net assets in real estate investment trusts (“REITs”). Maximum weightings in any sector are double that of the benchmark or 25%, whichever is greater.

The sub-adviser may use derivatives, including futures contracts, covered call options, options on futures contracts and stock index futures and options, for the purpose of remaining fully invested, equitizing cash, reducing transaction costs or managing interest rate risk.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the fund to achieve its objective.

1 Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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Transamerica Long/Short Strategy

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

The following replaces the information in the Class I2 Prospectus and Summary Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Steven G. Lee, Portfolio Manager since 2014
Raffaele Zingone, CFA, Portfolio Manager since 2014

The following replaces the information in the Prospectus relating to J.P. Morgan Investment Management Inc. under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Steven G. Lee	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Analyst in the U.S. Equity Research Group responsible for covering the autos, transportation, and aerospace/defense sectors; Transitioning to a portfolio management role in the U.S. Disciplined Equity Team
Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2014; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Head of the U.S. Structured Equity Group; Specialties include large cap structured portfolios

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – J.P. Morgan Investment Management Inc. (“JPMorgan”)”:

Transamerica Long/Short Strategy

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Steven G. Lee	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	9	$4.49 billion	4	$1.02 billion	9	$4.65 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Steven G. Lee	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	2	$4.94 billion

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Transamerica Multi-Managed Balanced

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information

The following replaces the information in the Retail and Class I2 Prospectuses and Summary Prospectuses relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser and Aegon USA Investment Management, LLC continues to serve as the fund’s other sub-adviser.

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Aryeh Glatter, Portfolio Manager since 2014
Steven G. Lee, Portfolio Manager since 2014
Tim Snyder, CFA, Portfolio Manager since 2013
Raffaele Zingone, CFA, Portfolio Manager since 2011

The following replaces the information in the Prospectuses relating to J.P. Morgan Investment Management Inc. under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Aryeh Glatter	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2014; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Member of the Large Cap Value Team within the U.S. Equity Group; Portfolio Manager at Alliance Bernstein from 2000 to 2009
Steven G. Lee	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Analyst in the U.S. Equity Research Group responsible for covering the autos, transportation, and aerospace/defense sectors; Transitioning to a portfolio management role in the U.S. Disciplined Equity Team
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Member of the Structured Equity Group; Specialties include enhanced index strategies
Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2011; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director Head of the U.S. Structured Equity Group; Specialties include large cap structured portfolios

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – J.P. Morgan Investment Management Inc. (“JPMorgan”)”:

Transamerica Multi-Managed Balanced – JPMorgan

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Aryeh Glatter	7	$2.43 billion	2	$204 million	4	$2.38 million
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	4	$970 million	0	$0	5	$609 million
Raffaele Zingone, CFA	8	$4.23 billion	4	$1.02 billion	9	$4.65 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Aryeh Glatter	0	$0	0	$0	0	$0
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	2	$4.94 billion

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Transamerica Commodity Strategy

Supplement to the Currently Effective Prospectus and Summary Prospectus

The following replaces the information in the Class I2 Prospectus and Summary Prospectus relating to Goldman Sachs Asset Management, L.P. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
John Calvaruso, CFA, Portfolio Manager since 2010
Michael Johnson, Portfolio Manager since 2010

The following replaces the information in the Prospectus relating to Goldman Sachs Asset Management, L.P. under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
John Calvaruso, CFA	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the fund since 2010; Employee of Goldman Sachs Asset Management, L.P. since 2005; Portfolio Manager on the Commodities Team
Michael Johnson	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the fund since 2010; Employee of Goldman Sachs Asset Management, L.P. since 2002; Senior Portfolio Manager on the Commodities Team

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Transamerica Global Macro

Supplement to the Currently Effective Prospectuses, Summary Prospectus and

Statement of Additional Information

The following information supplements and amends information concerning Transamerica Global Macro:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Global Macro and a wholly-owned subsidiary of Transamerica Global Macro organized as a company under the laws of the Cayman Islands (the “Subsidiary”) effective on or about October 30, 2014.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about October 30, 2014, Transamerica Global Macro and the Subsidiary are deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about October 30, 2014, references to Transamerica Global Macro are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica International Small Cap Value

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

On or about November 28, 2014, the following is added to the information in the Retail and Class I2 Prospectuses and Summary Prospectuses under the section entitled “Purchase and Sale of Fund Shares”:

Shares of the fund are not available for purchase to new investors. Existing shareholders may continue to invest in the fund as described in this prospectus under the section entitled “Shareholder Information – Buying Shares”.

On or about November 28, 2014, the following is added to the information in the Prospectuses under the section entitled “Buying Shares”:

Shares of Transamerica International Small Cap Value are not available to new investors; only existing shareholders may purchase additional shares.

The fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

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All Funds

Supplement to the Currently Effective Prospectuses and Statement of Additional Information

Effective October 1, 2014, the following supplements and superseedes certain information in the Prospectuses and Statement of Additional Information relating to Transamerica Asset Management, Inc. under the section entitled “Investment Adviser”:

Transamerica Asset Management, Inc. (“TAM” or the “Investment Adviser”), located at 4600 S. Syracuse Street, Suite 1100, Denver, CO 80237, serves as investment adviser for Transamerica Funds. TAM provides continuous and regular investment advisory services to the funds. For each of the funds, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each fund’s sub-adviser. In acting as a manager of managers, the Investment Adviser provides investment advisory services that include proactive oversight of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the funds and regular review of sub-adviser performance. More information on the investment advisory services rendered by TAM is included in the SAI. TAM is paid investment advisory fees for its service as investment adviser to each fund. These fees are calculated on the average daily net assets of each fund.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) (87.72%) and Aegon USA, LLC (“Aegon USA”) (12.28%). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

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Investors Should Retain this Supplement for Future Reference

September 24, 2014